UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland    January 19th, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         43
Form 13F Information Table Value Total:   	$13,606,458
List of Other Included Managers:
 No.  13F File Number     Name

NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE   SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000) PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE   SHARED NONE
New Ireland Fund Inc        Com             645673104  6969    330124      SH       SOLE             330124
Elan Plc                    ADR             284131208  545     20000       SH       SOLE             20000
Iona Technologies Plc       Sponsored ADR   46206P109  5003    990615      SH       SOLE             990615
ICON Pub Ltd Co             Sponsored ADR   45103T107  2750    71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  228151  3347291     SH       SOLE             3347291
Dover Corp                  Com             260003108  296219  7062924     SH       SOLE             7062924
Sysco Corp                  Com             871829107  771119  20202234    SH       SOLE             20202234
Wal Mart Stores Inc         Com             931142103  139625  2643415     SH       SOLE             2643415
Johnson & Johnson           Com             478160104  1005401 15853060    SH       SOLE             15853060
Altria Group Inc            Com             2209S103   970368  15881630    SH       SOLE             15881630
Aflac Inc                   Com             1055102    263975  6625876     SH       SOLE             6625876
Becton Dickinson & Co       Com             75887109   489000  8609159     SH       SOLE             8609159
J P Morgan Chase & Co       Com             46625H100  435875  11173419    SH       SOLE             11173419
Citigroup Inc               Com             172967101  323015  6704336     SH       SOLE             6704336
Donnelley R R & Sons Co     Com             257867101  133027  3769548     SH       SOLE             3769548
Engelhard Corp              Com             292845104  19392   632288      SH       SOLE             632288
Family DLR Stores Inc       Com             307000109  115516  3698883     SH       SOLE             3698883
Fastenal Co                 Com             311900104  192621  3128990     SH       SOLE             3128990
Federal Natl Mtg Assn       Com             313586109  494013  6937414     SH       SOLE             6937414
Gannett Inc                 Com             364730101  996685  12199332    SH       SOLE             12199332
General Dynamics Corp       Com             369550108  188718  1804183     SH       SOLE             1804183
Harley Davidson Inc         Com             412822108  212869  3504016     SH       SOLE             3504016
Home Depot Inc              Com             437076102  396533  9277803     SH       SOLE             9277803
Illinois Tool Wks Inc       Com             452308109  696316  7513125     SH       SOLE             7513125
International Business MachsCom             459200101  544117  5519544     SH       SOLE             5519544
Johnson Ctls Inc            Com             478366107  541257  8531798     SH       SOLE             8531798
Leggett & Platt Inc         Com             524660107  245074  8620252     SH       SOLE             8620252
MBIA Inc                    Com             55262C100  320319  5061934     SH       SOLE             5061934
McGraw Hill Cos Inc         Com             580645109  512163  5594960     SH       SOLE             5594960
Marsh & McLennan Cos Inc    Com             571748102  167025  5076741     SH       SOLE             5076741
Masco Corp                  Com             574599106  468276  12818955    SH       SOLE             12818955
Medtronic Inc               Com             585055106  177715  3577922     SH       SOLE             3577922
Microsoft Corp              Com             594918104  248019  9282156     SH       SOLE             9282156
Wells Fargo & Co New        Com             949746101  682407  10980006    SH       SOLE             10980006
Outback Steakhouse Inc      Com             689899102  58717   1282597     SH       SOLE             1282597
Pfizer Inc                  Com             717081103  481377  17901723    SH       SOLE             17901723
Pulte Homes Inc             Com             745867101  115537  1810925     SH       SOLE             1810925
Sherwin Williams Co         Com             824348106  295734  6626344     SH       SOLE             6626344
Jones Apparel Group Inc     Com             480074103  196030  5360404     SH       SOLE             5360404
KT Corp                     Sponsored ADR   48268K101  5942    272463      SH       SOLE             272463
Korea Electric Pwr          Sponsored ADR   500631106  9561    722157      SH       SOLE             722157
Posco                       Sponsored ADR   693483109  30446   683719      SH       SOLE             683719
Taiwan Semiconducter Mfg LtdSponsored ADR   874039100  123037  14491944    SH       SOLE             14491944